MID CAP GROWTH PORTFOLIO (Second Prospectus Summary) | MID CAP GROWTH PORTFOLIO
Portfolio Summary
Investment Objective
The Portfolio seeks long-term capital growth.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Portfolio. Total annual Portfolio operating expenses in the table and the Example below do not reflect the impact of any charges by your insurance company. If they did, expenses would be higher.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MID CAP GROWTH PORTFOLIO Class Y
Advisory fee	0.42%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.39%
Total annual Portfolio operating expenses	1.06%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MID CAP GROWTH PORTFOLIO Class Y	108	337	585	1,294

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total annual Portfolio operating expenses or in the Example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio will normally invest at least 80% of its assets in common stocks
(including depositary receipts) and other equity securities of medium capitalization companies. The Portfolio's other equity securities may include convertible securities and preferred stocks. The Portfolio's "Adviser," Morgan
Stanley Investment Management Inc., seeks to achieve the Portfolio's investment objective by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell MidCap®
Growth Index, which as of December 31, 2011 was between $117 million and $20.4 billion.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward.

The Portfolio may invest up to 25% of its net assets in foreign securities
(including depositary receipts), which may include emerging market securities.
This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange. The Portfolio may invest in privately placed and restricted securities. The Portfolio may also invest in initial public offerings ("IPOs").

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Common Stock and Other Equity Securities. In general, common stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Medium Capitalization Companies. Investments in medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.
In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Shares of IPOs. Portfolio purchases of shares issued in IPOs expose the
Portfolio to the additional risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

• Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of
Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
Y shares from year to year and by showing how the average annual returns of the
Portfolio's Class Y shares for the one, five and 10 year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance does not indicate how the Portfolio will perform in the future.
Annual Total Returns-Calendar Years

High Quarter 6/30/09: 26.37% Low Quarter 12/31/08: -27.64%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns MID CAP GROWTH PORTFOLIO	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class Y	Mid Cap Growth Portfolio		(7.18%)	4.57%	7.32%
Russell Midcap® Growth Index	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	(1.65%)	2.44%	5.29%
[1]	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.